Financial instruments - Activity in level 3 financial assets (Details) - Level 3 - Financial investments - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Measured at FVOCI
Changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 147	$ 88
Additions	90	53
Gains recognized in Consolidated Statement of Comprehensive Income	6	2
Gains/(losses) in Consolidated Income Statement	0	0
Amortization	0	0
Settlement	0	0
Balance as of June 30	243	143
Measured at FVPL
Changes in fair value measurement, assets [abstract]
Balance as of January 1	8	20
Additions	0	8
Gains recognized in Consolidated Statement of Comprehensive Income	0	0
Gains/(losses) in Consolidated Income Statement	2	(4)
Amortization	(2)	(1)
Settlement	(5)	0
Balance as of June 30	$ 3	$ 23